(Wells Fargo Variable Trust - Class 2) | (Wells Fargo VT Discovery Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo VT Discovery Fund)	Class 2
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo VT Discovery Fund)	Class 2
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers	1.16%	[1]
[1]	The Manager has contractually committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 1.15% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date , the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo VT Discovery Fund)	1 Year	3 Years	5 Years	10 Years
Class 2 | | USD ($)	118	371	643	1,420

 Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

 Principal Investment Strategies
Under normal circumstances, we invest:
  at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and
  up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index, which was approximately $41.88 billion as of March 31, 2018, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospects for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

 Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

 Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargoassetmanagement.com.
The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Highest Quarter: 3rd Quarter 2009	+18.26%
Lowest Quarter: 4th Quarter 2018	-20.43%

Year-to-date total return as of 3/31/2019 is 23.03%

Average Annual Total Returns for the periods ended 12/31/2018
Average Annual Total Returns - (Wells Fargo VT Discovery Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class 2	May 08, 1992	(7.06%)	5.02%	15.24%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)		(7.47%)	6.19%	14.76%

(Wells Fargo Variable Trust - Class 2) | (Wells Fargo VT Index Asset Allocation Fund)
 Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
 Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo VT Index Asset Allocation Fund)	Class 2
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo VT Index Asset Allocation Fund)	Class 2
Management Fees	0.60%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers	1.00%	[1]
[1]	The Manager has contractually committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo VT Index Asset Allocation Fund)	1 Year	3 Years	5 Years	10 Years
Class 2 | | USD ($)	102	329	575	1,278

 Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

 Principal Investment Strategies
The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest at least 80% of the Fund's net assets in equity and fixed income securities designed to replicate the holdings and weightings of the securities comprising the S&P 500 Index and Bloomberg Barclays U.S. Treasury Index. We seek to achieve the Fund's investment objective by allocating up to 75% of its assets in equity securities and up to 55% of its assets in fixed income securities.
The Fund's "neutral" target allocation is as follows:
  60% of the Fund's total assets in equity securities; and
  40% of the Fund's total assets in fixed income securities.
The Fund does not select individual securities for investment; rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury notes and bonds to replicate the Bloomberg Barclays U.S. Treasury Index. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions.
We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. We use futures contracts to implement changes to target allocations and to make adjustments to the duration of the Fund's fixed income portion.
The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. We may use cash flows or effect transactions to re-establish the target allocations.
Portfolio Asset Allocation
The following table provides the Fund's neutral allocation and target ranges.
Investment Style	Neutral Target Allocation	Target Allocation Ranges
Equity Styles	60%	45-75%
Fixed Income Styles	40%	25-55%

 Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

 Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargoassetmanagement.com.
The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Highest Quarter: 3rd Quarter 2009	+14.29%
Lowest Quarter: 1st Quarter 2009	-11.90%

Year-to-date total return as of 3/31/2019 is 9.52%

Average Annual Total Returns for the periods ended 12/31/2018
Average Annual Total Returns - (Wells Fargo VT Index Asset Allocation Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class 2	Apr. 15, 1994	(2.90%)	7.00%	10.20%
Index Asset Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)		(1.99%)	7.98%	9.72%
Bloomberg Barclays U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)		0.86%	2.01%	2.08%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		(4.38%)	8.49%	13.12%

(Wells Fargo Variable Trust - Class 2) | (Wells Fargo VT International Equity Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo VT International Equity Fund)	Class 2
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo VT International Equity Fund)	Class 2
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	(0.37%)
Total Annual Fund Operating Expenses After Fee Waivers	0.95%	[1]
[1]	The Manager has contractually committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.94% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date , the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo VT International Equity Fund)	1 Year	3 Years	5 Years	10 Years
Class 2 | | USD ($)	97	382	688	1,558

 Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

 Principal Investment Strategies
Under normal circumstances, we invest:
  at least 80% of the Fund's net assets in equity securities of foreign issuers;
  up to 30% of the Fund's total assets in emerging market equity securities; and
  in securities of at least three different countries including the U.S.
The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and American Depositary Receipts (ADRs). We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We may use futures or forward foreign currency contracts to manage risk or to enhance return.
We use bottom-up stock selection, based on in-depth fundamental research as the cornerstone of our investment process. During each stage of the process, we also consider the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Sector and country weights result from rather than determine our stock-selection decisions. Our investment process seeks both growth and value opportunities. For growth investments, we target companies that we believe have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, we target companies that we believe are undervalued in the marketplace compared to their intrinsic value. Additionally, we seek to identify catalysts that will unlock value, which will then be recognized by the market. We may purchase securities across any market capitalization.
We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio.

 Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

 Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargoassetmanagement.com.
The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Highest Quarter: 3rd Quarter 2009	+17.93%
Lowest Quarter: 3rd Quarter 2011	-21.26%

Year-to-date total return as of 3/31/2019 is 9.00%

Average Annual Total Returns for the periods ended 12/31/2018	[2]
Average Annual Total Returns - (Wells Fargo VT International Equity Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class 2	Jul. 31, 2002	(17.28%)	0.47%	4.99%
MSCI ACWI ex USA Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes)		(14.20%)	0.68%	6.57%

(Wells Fargo Variable Trust - Class 2) | (Wells Fargo VT Omega Growth Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo VT Omega Growth Fund)	Class 2
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo VT Omega Growth Fund)	Class 2
Management Fees	0.60%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.06%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers	1.00%	[1]
[1]	The Manager has contractually committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo VT Omega Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class 2 | | USD ($)	102	331	579	1,289

 Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

 Principal Investment Strategies
Under normal circumstances,
  the Fund invests at least 80% of its total assets in equity securities; and
  may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.
We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

 Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

 Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargoassetmanagement.com.
The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Highest Quarter: 1st Quarter 2012	+19.40%
Lowest Quarter: 3rd Quarter 2011	-19.54%

Year-to-date total return as of 3/31/2019 is 18.87%

Average Annual Total Returns for the periods ended 12/31/2018	[3]
Average Annual Total Returns - (Wells Fargo VT Omega Growth Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class 2	Jul. 31, 2002	0.28%	7.39%	14.57%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		(2.12%)	9.99%	15.15%

(Wells Fargo Variable Trust - Class 2) | (Wells Fargo VT Opportunity Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo VT Opportunity Fund)	Class 2
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo VT Opportunity Fund)	Class 2
Management Fees	0.70%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waivers	1.00%	[1]
[1]	The Manager has contractually committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo VT Opportunity Fund)	1 Year	3 Years	5 Years	10 Years
Class 2 | | USD ($)	102	338	592	1,321

 Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

 Principal Investment Strategies
Under normal circumstances, we invest:
  at least 80% of the Fund's total assets in equity securities; and
  up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.
We may invest in the equity securities of companies of any market capitalization.
We invest in equity securities of companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market valuation," which is the price an investor would be willing to pay for the entire company. We determine a company's private market valuation based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market valuation. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market valuation as determined by these factors to the company's public market price, and invest in the equity securities of those companies where we believe there is a significant gap between the two.
We may sell an investment when its market valuation no longer compares favorably with the company's private market valuation. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

 Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

 Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargoassetmanagement.com.
The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Highest Quarter: 2nd Quarter 2009	+23.22%
Lowest Quarter: 3rd Quarter 2011	-20.37%

Year-to-date total return as of 3/31/2019 is 15.05%

Average Annual Total Returns for the periods ended 12/31/2018
Average Annual Total Returns - (Wells Fargo VT Opportunity Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class 2	May 08, 1992	(7.15%)	6.08%	13.35%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		(5.24%)	7.91%	13.18%

(Wells Fargo Variable Trust - Class 2) | (Wells Fargo VT Small Cap Growth Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo VT Small Cap Growth Fund)	Class 2
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo VT Small Cap Growth Fund)	Class 2
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.18%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waivers	1.18%	[1]
[1]	The Manager has contractually committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 1.20% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo VT Small Cap Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class 2 | | USD ($)	120	375	649	1,432

 Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

 Principal Investment Strategies
Under normal circumstances, we invest:
  80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $7.7 million to $16.73 billion as of March 31, 2018, and is expected to change frequently.
We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

 Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

 Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargoassetmanagement.com.
The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Highest Quarter: 2nd Quarter 2009	+25.25%
Lowest Quarter: 4th Quarter 2018	-22.01%

Year-to-date total return as of 3/31/2019 is 15.97%

Average Annual Total Returns for the periods ended 12/31/2018
Average Annual Total Returns - (Wells Fargo VT Small Cap Growth Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class 2	May 01, 1995	1.20%	5.54%	14.63%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		(9.31%)	5.13%	13.52%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen VA International Equity Fund.
[3]	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen VA Omega Fund.